Intangible Assets - Schedule of Intangible Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 1,102	$ 1,041
Accumulated Amortization	662	586
Development in Progress	130	59
Total	570	514
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,097	1,034
Accumulated Amortization	657	581
Development in Progress	130	59
Total	570	512
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	5	7
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 0	$ 2